Note 10 - Long-Term Debt (Detail)	0 Months Ended		1 Months Ended		2 Months Ended	9 Months Ended	12 Months Ended	48 Months Ended					3 Months Ended											3 Months Ended
	Jul. 19, 2011 USD ($)	May 06, 2011 USD ($)	Feb. 27, 2012	Jul. 31, 2011 USD ($)	Jul. 07, 2011 USD ($)	Sep. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Jul. 15, 2015	Jan. 15, 2012	Feb. 09, 2011 USD ($)	Dec. 31, 2010 USD ($)	Nov. 02, 2010 USD ($)	Sep. 30, 2011 Minimum [Member] USD ($)	Dec. 31, 2010 Minimum [Member] Noninterest Bearing [Member] USD ($)	Dec. 31, 2011 UKIM [Member] USD ($)	Sep. 29, 2010 UKIM [Member] GBP (£)	Jul. 07, 2011 Federal Funds Rate Base [Member]	Jul. 07, 2011 LIBOR Rate Base [Member]	Jul. 07, 2011 Default Rate [Member]	Dec. 31, 2010 Subordinated Unsecured Notes [Member] USD ($)	Dec. 31, 2010 Noninterest Bearing [Member] USD ($)	Dec. 31, 2011 Premex Group [Member] USD ($)	May 12, 2011 Premex Group [Member] GBP (£)	Sep. 30, 2011 Maximum [Member] USD ($)	Dec. 31, 2010 Maximum [Member] Noninterest Bearing [Member] USD ($)
Senior Notes	$ 250,000,000
Debt Instrument, Interest Rate, Stated Percentage	9.00%						9.00%		9.00%										2.00%	6.00%
Proceeds from Issuance of Senior Long-term Debt	250,000,000
Debt Instrument, Call Feature								At any time on or after July 15, 2015, the Company may redeem some or all of the Senior Unsecured Notes at the redemption prices stated in the Indenture, plus accrued and unpaid interest to the date of redemption.Prior to July 15, 2014, the Company may redeem up to 35% of the aggregate principal amount of the Senior Unsecured Notes with net cash proceeds from certain equity offerings at a redemption price equal to 109% of the aggregate principal amount of the Senior Unsecured Notes, plus accrued and unpaid interest, if any, provided that at least 65% of the original aggregate principal amount of the Senior Unsecured Notes remains outstanding after redemption.Further, the Company may redeem some or all of the of the Senior Unsecured Notes at any time prior to July 15, 2015 at a redemption price equal to 100% of the principal amount of the Senior Unsecured Notes plus a make whole premium described in the Indenture, plus accrued and unpaid interest.
Debt Instrument Repurchase Percentage of Face Amount								101.00%
Line of Credit Facility, Maximum Borrowing Capacity		300,000,000		262,500,000	262,500,000					245,000,000		180,000,000				5,000,000							26,500,000
Line of Credit Facility, Increase (Decrease), Other, Net		55,000,000		(37,500,000)	(37,500,000)
Line of Credit Facility, Covenant Terms			The Third Amendment amended the Senior Secured Revolving Credit Facility as to the definitions of consolidated fixed charges and consolidated fixed charge coverage ratio and does notpermit the consolidated fixed charge coverage ratio as of the end of any fiscal quarter to be less than (i) for an fiscal quarter ending during the period from December 31, 2011 to and including September 30, 2012, 1.75 to 1.00 and (ii) for an fiscal quarter ending thereafter, 2.00 to 1.00.				The Second Amendment amended the Senior Secured Revolving Credit Facility to, among other things, (i) extend the maturity date of the Senior Secured Revolving Credit Facility from November 2013 to July 2016; (ii) permit the issuance and sale of the Senior Unsecured Notes; (iii) replace the consolidated senior leverage ratio with a consolidated senior secured leverage ratio while permitting the maximum consolidated senior secured leverage ratio to be 3.00 to 1; (iv) permit the Company's maximum consolidated leverage ratio to increase from 3.5 to 1 to 4.75 to 1; (v) reduce the borrowing cost; and (vi) allow the Company to complete acquisitions with a purchase price of up to $75.0 million (previously $50.0 million) without prior lender consent. The Second Amendmentalsoreduced the aggregate revolving commitmentsunder the Senior Secured Revolving Credit Facilityby $37.5 million for a maximum commitment of $262.5 million, subject to the Company's right to increase the aggregate revolving commitments by $37.5 millionfor a maximum commitment of $300.0 million,so long as the Company is not in default and the Company satisfies certain other customary conditions.
Line of Credit Facility, Capacity Available for Specific Purpose Other than for Trade Purchases		50,000,000			75,000,000
Line Of Credit Facility Increase Right							37,500,000
Line Of Credit Facility Increase Capacity					300,000,000
Debt Instrument, Basis Spread on Variable Rate																2.50%	0.50%	1.00%					2.40%
Line of Credit Facility, Amount Outstanding							5,000,000								6,600,000							32,500,000
Line of Credit Facility, Interest Rate at Period End							3.00%
Line of Credit Facility, Remaining Borrowing Capacity							257,500,000								1,100,000							8,500,000
Letters of Credit Outstanding, Amount							190,000				220,000
Debt Instrument, Interest Rate at Period End															0.50%							0.50%
Business Acquisition, Cost of Acquired Entity, Liabilities Incurred											5,500,000
Notes Payable																				4,400,000	1,100,000
Debt Instrument, Periodic Payment													50,000											76,000
Debt Instrument, Annual Principal Payment														250,000											333,000
Repayments of Long-term Debt						$ 2,400,000